SHAREHOLDER' EQUITY (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Aug. 31, 2014	Mar. 31, 2006	Nov. 30, 2003
SHAREHOLDER' EQUITY [Abstract]
Shares issued	4,166,667				5,263,158	18,664,078
Shares issued, price per share					$ 0.095	$ 0.097
Share issuance costs			$ 20,000	$ 20,000	$ 40,000
Net proceeds from sale of stock	$ 146,667	$ 1,158,000	$ 230,000	178,000	$ 760	$ 1,810,416
Issuance of warrants to purchase common stock	1,833,334				2,105,263	9,332,039
Exercise price of warrant issued		$ 0.17			$ 0.095	$ 0.139	$ 0.17
Warrants, minimum exercise price		0.17
Warrants, maximum exercise price		$ 0.20
Warrants, maximum potential proceeds		$ 1,000,000			$ 200
Warrant term						4 years
Conversion of convertible debt to shares				$ 147,000		$ 627,000
Exercisable options, intrinsic value		$ 299,000
Exercisable options, weighted-average remaining contractual term		5 years 10 months 24 days
Unrecognized compensation cost		$ 55,000
Unrecognized compensation cost, period for recognition		1 year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum percentage of fair market value		85.00%
Options exercised		190,000
Mr. Gross [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt conversion, price per share				$ 0.085	$ 0.095
Debt conversion, percentage to trigger additional warrants					50.00%
Debt instrument, face amount					$ 300
Debt instrument, maturity date					May 01, 2013
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized									3,500,000
Vesting period		4 years
Plan term		10 years
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		4,500,000						2,000,000
Plan term		10 years
2006 Plan [Member] | Minimum [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
2006 Plan [Member] | Minimum [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
2006 Plan [Member] | Maximum [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%
2006 Plan [Member] | Maximum [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%